SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

11.       SUBSEQUENT EVENTS:

Subsequent to January 31, 2017:

a)	The Company received an aggregate of $125,000 of Third Promissory Notes.

b)	On March 13, 2017, the Company entered into a loan agreement with an arm’s-length lender pursuant to which up to CAD$250,000 may be advanced to the Company, subject to TSX Venture Exchange approval. The loan will bear interest at a rate of 12% per annum and is due on or before December 31, 2018. The Company and the lender agreed that the lender is to receive bonus shares equal to 7.5% of the loan divided by the Company’s common share market price. In addition, the Company will issue the Lender an equal number of share purchase warrants.

14. SUBSEQUENT EVENTS:

Subsequent to April 30, 2016:

a)	The Company received an aggregate of $200,000 of Second Promissory Notes (Note 6). In addition, the Company received $600,000 of other advances from the Lender.

b)	On May 19, 2016, the Company granted 1,000,000 stock options to employees of the Company at an exercise price of CDN$0.22 per share up to May 19, 2018. These stock options vested on the date grant. In June 2016, 980,000 of these stock options were exercised for gross proceeds of CDN$215,600 ($167,575).

c)	The Company granted 300,000 Stock Options To A Director at an exercise price of CAD$0.30 per share that expire on July 21, 2021. These options vested on the date of grant.